UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2005 Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   November 3, 2005


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   83

Form 13F Information Table Value Total:   $42747



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Genl. Mills Pfd.               PFD              524908563      337    12920 SH       SOLE                    12920
Interpublic Grp. Pfd.          PFD              460690308      340     7910 SH       SOLE                     7910
1st Commonwealth Finl          COM              319829107      348    26075 SH       SOLE                    26075
3M Company                     COM              88579Y101      610     8310 SH       SOLE                     8310
Action Performance Cos.        COM              004933107      141    11270 SH       SOLE                    11270
Amer. Finl. Realty Tr.         COM              02607P305      379    26660 SH       SOLE                    26660
American Intl. Group           COM              026874107      283     4562 SH       SOLE                     4562
Amgen Inc.                     COM              031162100      539     6770 SH       SOLE                     6770
Anheuser-Busch Cos.            COM              035229103      309     7180 SH       SOLE                     7180
Argon State, Inc.              COM              040149106      203     6920 SH       SOLE                     6920
Auto. Data Processing          COM              053015103      909    21130 SH       SOLE                    21130
BHP Billiton Ltd.              COM              088606108      307     8970 SH       SOLE                     8970
Bank of America                COM              060505104      296     7020 SH       SOLE                     7020
Bemis Co.                      COM              081437105      409    16570 SH       SOLE                    16570
Burlington Resources           COM              122014103     1038    12770 SH       SOLE                    12770
CVS Corp.                      COM              126650100      767    26440 SH       SOLE                    26440
Cadbury Schweppes              COM              127209302      439    10780 SH       SOLE                    10780
Cardinal Health                COM              14149Y108      557     8785 SH       SOLE                     8785
Chevron Corp.                  COM              166764100      315     4870 SH       SOLE                     4870
Cisco Systems Inc.             COM              17275R102      249    13870 SH       SOLE                    13870
Citigroup, Inc.                COM              172967101      445     9766 SH       SOLE                     9766
Citizens Communications        COM              17453B101      430    31755 SH       SOLE                    31755
Colgate-Palmolive Co.          COM              194162103      464     8790 SH       SOLE                     8790
Colonial Properties Trust      COM              195872106      429     9655 SH       SOLE                     9655
Compass Minerals Intl.         COM              20451N101      331    14380 SH       SOLE                    14380
ConAgra Foods                  COM              205887102      686    27715 SH       SOLE                    27715
Crawford & Co. Cl. A           COM              224633206      171    22540 SH       SOLE                    22540
Dell, Inc.                     COM              24702R101      852    24915 SH       SOLE                    24915
Dover Corp.                    COM              260003108      481    11800 SH       SOLE                    11800
Dow Jones & Co.                COM              260561105      388    10165 SH       SOLE                    10165
DuPont (E.I.)                  COM              263534109      855    21831 SH       SOLE                    21831
Duke Energy Corp.              COM              264399106      644    22090 SH       SOLE                    22090
EMCOR Group Inc.               COM              29084Q100      269     4540 SH       SOLE                     4540
Exxon Mobil Corp.              COM              30231G102     1932    30402 SH       SOLE                    30402
Fifth Third Bancorp            COM              316773100      283     7710 SH       SOLE                     7710
First Data Corp.               COM              319963104      873    21820 SH       SOLE                    21820
GTECH Holdings Corp.           COM              400518106      210     6540 SH       SOLE                     6540
General Electric               COM              369604103      744    22100 SH       SOLE                    22100
Gruma S.A. de C.V. ADR         COM              400131306      212    20510 SH       SOLE                    20510
Health Mgm't Assoc.            COM              421933102      436    18580 SH       SOLE                    18580
Home Depot Inc.                COM              437076102      565    14801 SH       SOLE                    14801
Int'l Business Machines        COM              459200101      673     8385 SH       SOLE                     8385
Int'l Game Tech.               COM              459902102      407    15067 SH       SOLE                    15067
Intel Corp.                    COM              458140100      577    23391 SH       SOLE                    23391
Intuit Inc.                    COM              461202103      446     9945 SH       SOLE                     9945
Johnson & Johnson              COM              478160104      883    13955 SH       SOLE                    13955
Kinder Morgan Mgmt             COM              49455U100      327     6600 SH       SOLE                     6600
Lance Inc.                     COM              514606102      289    16540 SH       SOLE                    16540
Lloyds TSB Grp PLC             COM              539439109      485    14605 SH       SOLE                    14605
MBNA Corp.                     COM              55262L100      573    23250 SH       SOLE                    23250
Mattel Inc.                    COM              577081102      288    17255 SH       SOLE                    17255
Medtronic Inc.                 COM              585055106      420     7840 SH       SOLE                     7840
Microsoft Corp.                COM              594918104     1181    45887 SH       SOLE                    45887
NY Cmnty Bancorp               COM              649445103      364    22190 SH       SOLE                    22190
Natl. Fuel Gas                 COM              636180101      205     5980 SH       SOLE                     5980
Natl. Penn Bancshares          COM              637138108      377    15156 SH       SOLE                    15156
Novartis AG                    COM              66987V109      315     6170 SH       SOLE                     6170
OSI Systems Inc.               COM              671044105      195    12350 SH       SOLE                    12350
Packaging Corp.                COM              695156109      327    16860 SH       SOLE                    16860
PepsiCo Inc.                   COM              713448108      966    17039 SH       SOLE                    17039
Pfizer Inc.                    COM              717081103      846    33864 SH       SOLE                    33864
Pitney Bowes Inc.              COM              724479100      342     8202 SH       SOLE                     8202
Procter & Gamble               COM              742718109      376     6321 SH       SOLE                     6321
Reddy Ice Hldgs.               COM              75734R105      327    15940 SH       SOLE                    15940
Regal Entertainment            COM              758766109      382    19045 SH       SOLE                    19045
Regions Financial              COM              7591EP100      760    24410 SH       SOLE                    24410
SBC Communications             COM              78387G103      504    21028 SH       SOLE                    21028
Simon Property Group           COM              828806109      710     9580 SH       SOLE                     9580
Standard Register              COM              853887107      367    24530 SH       SOLE                    24530
Sysco Corp.                    COM              871829107      406    12935 SH       SOLE                    12935
TJX Companies                  COM              872540109      416    20305 SH       SOLE                    20305
Telecom New Zealand            COM              879278208      501    14920 SH       SOLE                    14920
TrustCo Bank                   COM              898349105      452    36035 SH       SOLE                    36035
Tyco International             COM              902124106      698    25048 SH       SOLE                    25048
UST Inc.                       COM              902911106      398     9510 SH       SOLE                     9510
United Technologies            COM              913017109      950    18320 SH       SOLE                    18320
UnitedHealth Group             COM              91324P102      306     5450 SH       SOLE                     5450
Verizon Communications         COM              92343V104      606    18525 SH       SOLE                    18525
Wachovia Corp.                 COM              929903102      655    13766 SH       SOLE                    13766
Washington Mutual              COM              939322103      754    19233 SH       SOLE                    19233
Waters Corp.                   COM              941848103      408     9810 SH       SOLE                     9810
Wells Fargo & Co.              COM              949746101      612    10451 SH       SOLE                    10451
Wyeth                          COM              983024100     1201    25967 SH       SOLE                    25967